FINANCIAL INSTITUTIONS PAYABLE	12 Months Ended
Dec. 31, 2024
Notes Payable to Bank [Abstract]
FINANCIAL INSTITUTIONS PAYABLE
NOTE 8 - FINANCIAL INSTITUTIONS PAYABLE

United States of America

The Company’s U.S subsidiary secured a three-year credit facility with its primary bank in September 2023. The credit facility has a maximum borrowing base limit of $7,500. The borrowing base limitation is equivalent to: (i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The company is required to maintain a fixed charge ratio of 1.00. Borrowings on the credit facility are subject to interest at SOFR plus 2.65% (7.14% as of December 31, 2024) and a minimum annual interest charge of $60. As of December 31, 2024, the Company has not borrowed funds under the credit facility and the unused available amount of the line is $7,500.

Europe

The Company has a credit arrangement in Sweden to provide it with up to 4,000 SEK ($363 as of December 31, 2024) in borrowings. Borrowings under the line of credit bear annual interest of 5.3% and are subject to an annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2024 and 2023, the Company had 2,212 SEK and 2,098 SEK ($201 and $209 as of December 31, 2024 and 2023) respectively in outstanding borrowings under the credit facility. The weighted average interest rate for this loan during the years ended December 31, 2024, 2023 and 2022, was 5.3%, 2.8% and 2.8% respectively.

In November 2023, the Company entered into a loan agreement with a commercial bank in Spain to provide it with up to €1,000 ($1,041 as of December 31, 2024). The interest rate is determined by the bank at the time the loan is taken. The loan agreement was renewed in November 2024. As of December 31, 2024 and 2023, the Company had no outstanding balances under the loan agreement.

During the year ended December 31, 2023 the Company has taken from time-to-time revolving short-term loans from the same commercial bank, of variable amounts. The loans ranged between €250 to €1,415 ($274 and $1,555 as of December 31, 2023) with interest rates between 5.25% and 5.90% and for periods of three to six months. In December 2023, the agreement with the commercial bank was extended to provide loans up to €1,500 ($1,561 as of December 31, 2024). These loans can be used only for paying different taxes to the Spanish tax authorities. The interest rate is determined at the time the loans are taken. The loan agreement can be terminated by both sides at any time. During the year ended December 31, 2024 the loans taken ranged between €500 to €1,000 ($520 and $1,041 as of December 31, 2024) with interest rates between 4.00% and 5.25% and for periods of three to six months. As of December 31, 2024 and 2023 the outstanding balances were €1,000 and €0 ($1,041 and $0 as of December 31, 2024 and 2023), with interest rate of 4.00% and 0.00%, respectively.

In June 2024, the Company signed a factoring agreement with a commercial bank for an unlimited period. According to the agreement, the Company factors certain accounts receivable related to invoices issued to certain customers up to the amount of €11,650 ($12,123 as of December 31, 2024). The amounts can be used only for payroll related costs in Germany. The company is being charged fees until the collection date equal to Euribor plus 3.00% (5.89% as of December 31, 2024). The Company was also subject to a 1.5% fee at the signing date of the agreement. As of December 31, 2024, the outstanding balance was €1,863 ($1,939 as of December 31, 2024).

The Following table summarizes the different loans mention above and as reflected at the Company’s financial liabilities:

	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024	Maximum Availability as of December 31, 2023 *	Debt Balance as of December 31, 2023	Interest rate as of December 31, 2023
Line of Credit	$7,500	$-	7.14%	$7,500	$-	8.0%
Loan	1,041	-	3.2%	1,099	-	4.4%
Revolving Loans	1,561	1,041	4.00%	1,648	-	5.3%
Factoring	363	201	5.30%	398	209	2.8%
Factoring	12,123	1,939	5.89%	-	-	-
Total	$22,588	$3,181	5.23%	$10,645	$209	2.8%

* Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.

In March 2024 the Company signed a non-recourse factoring agreement with a commercial bank under which it factors certain accounts receivable related to invoices issued to a specific customer up to €3,000 ($3,122 as of December 31, 2024). The maximum amount provided by the bank cannot exceed 75% of the monthly invoice for that customer. The agreement is in place until April 2025. In March 2025 the agreement was extended for one year and the facility was increased up to €4,000 ($4,329 as of March 31, 2025). Under the terms of this agreement, the factor assumes all rewards and credit risks associated with the purchased receivables and the Company has no further obligation related to their collection. Accordingly, the factored receivables are derecognized from the Company’s balance sheet once the funds are received by the Company. The arrangement does not create any liability and therefore no loan or financing obligation is recorded in the Company’s financial statements. The Company is also subject to a 0.2% fee for every factored invoice issued under the agreement and with interest equal Euribor plus 0.60% (3.59% as of December 31, 2024) until the date the payment is anticipated.